Supplemental Cash Flow Information - Summary of Assets Liabilities and Other Items Transferred in Connection with Deconsolidation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents	¥ (123,606)	¥ (134,698)	¥ (33,652)	¥ (20,254)
Non-current assets	(112,790)	(81,382)
Current liabilities	101,417	86,436
Non-current liabilities	12,045	8,630
Exchange differences on translation of foreign operations: Reclassification to profit or loss	(13)	¥ 50
LINE BIZ Plus Ltd. (subsequently renamed to RABBIT LINE PAY COMPANY LIMITED) [Member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Cash and cash equivalents	482
Other current assets	19
Non-current assets	28
Current liabilities	(71)
Non-current liabilities	(4)
Goodwill	150
Non-controlling interests	0
Exchange differences on translation of foreign operations: Reclassification to profit or loss	49
Total	¥ 653